Reconciliations of Segment Information to Consolidated Totals (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Loss from operations	$ (20,574)		$ (19,929)		$ (47,696)
Share-based compensation	179		1,165		3,014
Impairment loss on intangible assets	15		2,583		1,330
Impairment loss on prepaid licensing and royalty fees	702		247		870
Impairment loss on property, plant and equipment					278
Interest income	283		762		956
Interest expense	247		426		370
Gain on sales of marketable securities	5,665		6,299
Foreign exchange gain (loss)	434		(365)		(606)
Impairment loss on marketable securities and investments	1,193		13,327		4,677
Depreciation	1,224		2,080		2,092
Amortization	2,204		2,314		2,779
Income tax expense (benefit)	671		(245)		7,260
Additions to property, plant and equipment	429		768		3,784
Additions to intangible assets	1,679		1,274		2,317
Total assets	140,394		191,706		267,589
Total
Segment Reporting Information [Line Items]
Loss from operations	(12,264)		(11,135)		(31,476)
Share-based compensation	199		308		422
Impairment loss on intangible assets	15		2,583		1,330
Impairment loss on prepaid licensing and royalty fees	702		247		870
Impairment loss on property, plant and equipment					278
Interest income	10		492		521
Interest expense	54		5		60
Gain on sales of marketable securities	5,665		6,299
Foreign exchange gain (loss)	(27)		(276)		62
Impairment loss on marketable securities and investments	1,193		13,327		4,677
Depreciation	1,059		1,790		1,556
Amortization	2,181		2,251		2,696
Income tax expense (benefit)	747		(75)		7,563
Additions to property, plant and equipment	318		487		2,743
Additions to intangible assets	1,679		1,271		2,312
Total assets	82,298		130,795		245,350
Adjustment
Segment Reporting Information [Line Items]
Loss from operations	(8,310)	[1]	(8,794)	[1]	(16,220)	[1]
Share-based compensation	(20)	[1]	857	[1]	2,592	[1]
Interest income	273	[1]	270	[1]	435	[1]
Interest expense	193	[1]	421	[1]	310	[1]
Foreign exchange gain (loss)	461	[1]	(89)	[1]	(668)	[1]
Depreciation	165	[1]	290	[1]	536	[1]
Amortization	23	[1]	63	[1]	83	[1]
Income tax expense (benefit)	(76)	[1]	(170)	[1]	(303)	[1]
Additions to property, plant and equipment	111	[2]	281	[2]	1,041	[2]
Additions to intangible assets			3	[2]	5	[2]
Total assets	$ 58,096	[2]	$ 60,911	[2]	$ 22,239	[2]

[1]	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.
[2]	Adjustment items include total corporate assets, discontinued operations and eliminations.